SCHEDULE OF OPERATING LEASE COMMITMENTS (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Low value leases	$ 1,703	$ 2,201	$ 1,997